Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (2,274,000)	$ (2,898,000)	$ (3,711,000)	$ (5,448,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,000	1,000	1,000	1,000
Stock-based compensation	165,000	169,000	293,000	354,000
Noncash interest expense	100,000	102,000	135,000	347,000
Change in fair value of equity investment		1,000	2,000	16,000
Gain/Loss on termination of investment	1,000
Changes in operating assets and liabilities:
Trade receivable	(261,000)	(23,000)	(309,000)	191,000
Other accounts receivable and prepaid expenses	(88,000)	542,000	558,000	(482,000)
Inventory	482,000	(1,004,000)	(557,000)	(2,000,000)
Trade payables	(113,000)	(4,000)	72,000	(21,000)
Other accounts payable and accrued expenses	54,000	61,000	(18,000)	78,000
Deferred revenue	(34,000)	(55,000)	(67,000)	(69,000)
Accrued severance pay, net	(1,000)	(3,000)	(1,000)	(2,000)
Net cash used in operating activities	(1,968,000)	(3,111,000)	(3,602,000)	(7,035,000)
Cash flows from investing activities:
Purchases of fixed assets	(3,000)	(1,000)	(1,000)	(3,000)
Net cash used in investing activities	(3,000)	(1,000)	(1,000)	(3,000)
Cash flows from financing activities:
Proceeds from issuance of common stock		4,215,000	4,215,000	2,090,000
Proceeds from exercise of options		7,000	7,000	2,000
Proceeds from exercise of prefunded warrants	1,000
Net cash provided by financing activities	1,000	4,222,000	4,222,000	2,092,000
Effects of currency translation on cash	(8,000)	(36,000)	(49,000)	(78,000)
Net (decrease) increase in cash	(1,978,000)	1,074,000	570,000	(5,024,000)
Cash at beginning of period	3,283,000	2,713,000	2,713,000	7,737,000
Cash at end of period	1,305,000	3,787,000	3,283,000	2,713,000
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for taxes
Supplemental non-cash financing and investing activities:
Exchange of common stock into preferred stock
Shares issued from exercise of warrants previously classified as derivative liability
Reclass derivative liability to equity due to increase in authorized shares
Reclass liability to equity after increase in authorized shares